Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income	$ 9,417	$ 25,840
Items that may be subsequently classified to net income (loss):
Currency translation adjustments on foreign operations	667	(1,572)
Total comprehensive income	10,084	24,268
Total comprehensive income attributable to shareholders	5,098	17,242
Non-controlling interests	4,986	7,026
Total comprehensive income attributable to shareholders	$ 10,084	$ 24,268